1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 15                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 16                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           The Corporate Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 15  TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 15 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet


                                     PART A

              Prospectus for Class A, Class B and Class C Shares of Evergreen Select Strategic Growth Fund is contained herein.


    Prospectus for the Institutional Shares and Institutional Service Shares of Evergreen Select Balanced Fund, Evergreen Select Core Equity Fund, Evergreen
       Equity Index Fund, Evergreen Select Secular Growth Fund, Evergreen
          Select Small Cap Growth Fund, Evergreen Special Equity Fund,
  Evergreen Select Strategic Growth Fund, Evergreen Select Strategic Value Fund
     and Prospectus for the Class A, Class B and Class C Shares of Evergreen
          Equity Index and Evergreen Special Equity Fund are incorporated by reference to Post-Effective Amendment No. 14 filed on October 26, 2000.



                                     PART B

     Statement of Additional Information for Evergreen Select Balanced Fund,
         Evergreen Select Core Equity Fund, Evergreen Equity Index Fund, Evergreen Select Secular Growth Fund, Evergreen Select Small Cap Growth Fund,
        Evergreen Special Equity Fund, Evergreen Select Strategic Growth
           Fund, Evergreen Select Strategic Value Fund is incorporated by reference to Post-Effective Amendment No. 14 filed on October 26, 2000.




                                     PART C

                                    Exhibits

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                     EVERGREEN SELECT STRATEGIC GROWTH FUND

Evergreen Equity Funds


Evergreen Select Strategic Growth Fund


Class A
Class B
Class C

Prospectus, May  11,  2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                          T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARY:

Overview of Fund Risks....................      2

Evergreen Select Strategic Growth Fund ...      4



GENERAL INFORMATION:

The Fund's Investment Advisor ............      6

The Fund's Portfolio Managers ............      6

Calculating the Share Price ..............      6

How to Choose an Evergreen Fund ..........      6

How to Choose the Share Class
  That Best Suits You ....................      6

How to Buy Shares ........................      9

How to Redeem Shares .....................     10

Other Services ...........................     11

The Tax Consequences of
  Investing in the Fund ..................     11

Fees and Expenses of the Fund ............     12

Other Fund Practices......................     12


In general, the Fund seeks to provide investors with long-term capital growth.



Fund Summaries Key
The Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS
What are the specific risks for an investor in the Fund?

 PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      O V E R V I E W O F F U N D R I S K S
Select Strategic Growth Fund

typically relies on a combination of the following strategies:

o    investing primarily in common stocks;
o    investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive investment opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio managers deem necessary.

may be appropriate for investors who:

o    are seeking long-term capital growth.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal
o        not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.


Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in the Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

SELECT STRATEGIC GROWTH FUND

FUND FACTS:

Goal:
o        Long-term Capital Growth

Principal Investment:
o        Equity Securities of Large and Mid-Size U.S. Companies

Classes of Shares Offered in this Prospectus:
o        Class A
o        Class B
o        Class C

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        W. Shannon Reid, CFA
o        David M. Chow, CFA
o        Jay Zelko


Dividend Payment Schedule:
o        Monthly


   INVESTMENT GOAL

The Fund seeks long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large and mid-sized U.S. companies. Large U.S. companies typically have a market capitalization of $8.5 billion and greater at the time of investment, and mid-sized U.S. companies typically have a market capitalization of $1.5 billion to $8.5 billion at the time of investment. The Fund's stock selection is based on an equity style of management in which the portfolio managers select equities that demonstrate superior and sustainable earnings growth. The investment process combines quantitative and qualitative fundamental analysis to identify companies which exhibit histories of superior earnings, strong current fundamentals, and rising earnings expectations.


         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since 12/31/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*
1995     38.13
1996     23.97
1997     30.60
1998     24.39
1999     58.29
2000     -8.19%
Best Quarter:        4th Quarter 1999             +37.34%*
Worst Quarter:       4th Quarter 2000             -18.88%*

Year-to-date total return through 3/31/2001 is -25.40%.*

The next table lists the Fund's average annual total return for the Institutional shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth). Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                       10    Performance
               Date of      1 year    5 year   year     Since
                 Class                               12/31/1994
Institutional  11/24/1997   -8.19%    23.96%   N/A     26.22%
Russell 1000
Growth                      -22.42%   18.14%   N/A     21.12%

* Since Class A, B and C shares have no previous operating history, the performance shown is for the Institutional shares which are not offered in this prospectus. The performance of each class would differ only to the extent that the classes do not have the same expenses or sales charges. Year-by-Year Total Return includes the effects of Rule 12b-1 fees, but not sales charges. Institutional shares do not pay 12b-1 fees or sales charges. Average Annual Total Return includes the effects of both applicable sales charges and Rule 12b-1 fees. If Class A, B and C shares had been in existence for the periods presented above, their total returns would have been lower. Prior to 11/24/1997, the returns for Institutional shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

Shareholder Fees (fees paid directly from your investment)
Shareholder Transaction
   Expenses                        Class A  Class B  Class C

Maximum sales charge imposed on     5.75%     None      None
Purchases (as a % of offering price)

Maximum deferred sales charge       None*     5.00%    2.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+
                                                Total Fund
               Management   12b-1     Other      Operating
                  Fees        Fees    Expenses  Expenses++
Class A           0.62%      0.25%     0.17%       1.04%
Class B           0.62%      1.00%     0.17%       1.79%
Class C           0.62%      1.00%     0.17%       1.79%
+ Estimated for the fiscal year ended 6/30/2001.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 0.97% for Class A, 1.47% for Class B and 1.47% for Class C.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                  Assuming Redemption          Assuming No
                   At End of Period             Redemption
             ---------------------------- ----------------------
After:       Class A  Class B   Class C     Class B   Class C
1 year       $675     $682      $382        $182      $182
3 years      $887     $863      $563        $563      $563
5 years      $1,116   $1,170    $970        $970      $970
10 years     $1,773   $1,815    $2,105      $1,815    $2,105

THE FUND'S INVESTMENT ADVISOR

The investment advisor manages the Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2000, the aggregate advisory fee paid to EIMC by the Fund was 0.58% of the Fund's average daily net assets. As of January 3, 2000, the Fund's contractual advisory fee was reduced in order to offset an increase in the Fund's administrative services fee to an annual rate of 0.10% of the Fund's average daily net assets.

THE FUND'S PORTFOLIO MANAGERS

W. Shannon Reid, CFA, David M. Chow, CFA, and Jay Zelko co-manage the Fund.

W. Shannon Reid, CFA, has co-managed the Fund since January 1995. Mr. Reid has been with First Union National Bank (FUNB) since October 1988 as a Senior Vice President and portfolio manager. He has been affiliated with EIMC since May 2001.

David M. Chow, CFA, has co-managed the Fund since September 1998. From September 1994 until he joined Evergreen Investment Asset Management, formerly First Capital Group, he was an investment associate/portfolio manager for FUNB's First Investment Advisors Group. He has been affiliated with EIMC since May 2001.

Jay Zelko has co-managed the Fund since June 2000. Mr. Zelko joined FUNB in April 1994 and is an equity portfolio manager. He maintains sector analytical and portfolio management responsibilities. He has been affiliated with EIMC since May 2001.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o    Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers three different share classes in this prospectus: Class A, Class B and Class C. Each class has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                       As a % of         As a %              Dealer
  Your                NAV excluding     of your           commission
  Investment          sales charge     investment       as a % of  NAV
  Up to $49,999         5.75%           6.10%               5.00%
  $50,000-$99,999       4.50%           4.71%               4.25%
  $100,000-$249,999     3.75%           3.90%               3.25%
  $250,000-$499,999     2.50%           2.56%               2.00%
  $500,000-$999,999     2.00%           2.04%               1.75%
  $1,000,000 and over   0.00%           0.00%          1.00% to 0.25%

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

Three ways you can reduce your Class A sales charges:
1.Rights  of  Accumulation.  You  may  add the  value  of all of  your  existing
  Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

2.Letter of Intent. You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3.Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your broker or the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

The Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of First Union Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held                                          Maximum Deferred
                                                   Sales Charge
Month of Purchase + First 12 Month Period             5.00%
Month of Purchase + Second 12 Month Period            4.00%
Month of Purchase + Third 12 Month Period             3.00%
Month of Purchase + Fourth 12 Month Period            3.00%
Month of Purchase + Fifth 12 Month Period             2.00%
Month of Purchase + Sixth 12 Month Period             1.00%
Thereafter                                            0.00%
After 7 Years                                             Converts to Class A
Dealer Allowance                                                      5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C
Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held                                                     Maximum Deferred
                                                              Sales Charge
Month of Purchase + First 12 Month Period                              2.00%
Month of Purchase + Second 12 Month Period                             1.00%
Thereafter                                                             0.00%
Dealer Allowance                                                       2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges
You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                           Initial    Additional
Regular Accounts          $1,000           None
IRAs                        $250           None
Systematic Investment Plan          $50               $25/mo.

Method            Opening an Account                                              Adding to an Account
By Mail or        o   Complete and sign the account application.                  o  Make your check payable to Evergreen Funds.
through an        o   Make the check payable to Evergreen Funds. Cash, credit cards, third
                      party checks, credit card checks or money orders will not be accepted.     o        Write a note specifying:
Investment        o   Mail the application and your check to the address below:      - the Fund name
Professional              Postal Service Address:         Overnight Address:         - share class
                          Evergreen Service Company, LLC  Evergreen Service Company, LLC- your account number
                          P.O. Box 2121                   200 Berkeley St.        - the name(s) in which the account is registered
                          Boston, MA  02106-9970          Boston, MA 02106-5034
                                                                                  o  Mail to the address below or deliver to your
o        Or deliver them to your investment professional (provided                   investment professional.
                      he or she has a broker-dealer arrangement with EDI).

By Phone          o   Call 1-800-343-2898 to set up an account number and get     o  Call the Evergreen Express Line at
                           1-800-346-3858
                      wiring instructions (call before 12 noon if you want wired funds  24 hours a day or to speak to with an
Evergreen professional call
                      to be credited that day).                                 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern
                                                                                     time, on any business day.
o        Instruct your bank to wire or transfer your purchase (they
                      may charge a wiring fee).                                   o  If your bank account is set up on file, you
o        Complete the account application and mail to:                               can request either:
                          Postal Service Address:         Overnight Address:         - Federal Funds Wire (offers immediate access
                          Evergreen Service Company, LLC  Evergreen Service Company, LLC   to funds) or
                          P.O. Box 2121                   200 Berkeley St.           - Electronic transfer through the Automated
                          Boston, MA  02106-9970          Boston, MA 02106-5034        Clearing House which avoids wiring fees.
o        Wires received after 4 p.m. Eastern time on market
                      trading days will receive the next market day's closing  price.*
By                    Exchange  o You  can  make  an  additional  investment  by exchange  from an  existing  Evergreen  Funds  account  by contacting  your  investment  professional  or calling the
                      Evergreen Express Line at 1-800-346-3858.**
o You can only exchange shares from your account within the same class and under the same  registration.  o There  is no  sales  charge  or  redemption  fee when exchanging  funds within the Evergreen Funds family.*** o Orders placed before 4
p.m.  Eastern time on market  trading days will receive that day's closing share price (if
                      not, you will receive the next market day's closing price).*
o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year. o Exchanges between accounts which do not have identical ownership must be made in writing with a signature
                      guarantee (see "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page).
Systematic o You can transfer  money  automatically  from your bank account o To establish  automatic  investing  for an  Investment  into your Fund account on a monthly or quarterly basis.  existing account,  call  1-800-343-2898 for an Plan
(SIP)+  o  Initial  investment  minimum  is $50  if  you  invest  at  least  $25 application.
                      per month with this service.                                o  The minimum is $25 per month or $75 per
o        To enroll, check off the box on the account instructions and                quarter.
                      provide:                                                    o  You can also establish an investing program
                      - your bank account information                                through direct deposit from your paycheck.
                      - the amount and date of your monthly or quarterly investment.    Call 1-800-343-2898 for details.
*     The Fund's shares may be made available  through  financial  service firms which are also investment  dealers and which have a service agreement with
      EDI.  The Fund has  approved the  acceptance  of purchase  and  repurchase request  orders  effective  as of the time of  their  receipt  by  certain authorized financial intermediaries.
**    Once you have  authorized  either the  telephone  exchange  or  redemption service,  anyone  with a  Personal  Identification  Number  (PIN)  and the required  account  information  (including  your  broker)  can  request  a telephone  transaction in your account.  All calls are recorded and may be monitored for verification,  recordkeeping and quality-assurance purposes.
      The Evergreen Funds reserve the right to terminate the exchange  privilege of any shareholder who exceeds the listed maximum number of exchanges,  as well as to reject any large  dollar  exchange  or  purchase  if placing it would,  in the judgment of the  portfolio  manager,  adversely  affect the price of the Fund.
***   This does not apply to exchanges from Class A shares of an Evergreen money market  fund  unless the  account  has been  subject  to a previous  sales charge.
+     Evergreen  Investment  Services,  Inc.  (EIS)  will  fund  a  $50  initial investment in Class A shares of the Evergreen Funds for employees of First
      Union  Corporation  (First  Union) and its  affiliates  when the  employee
      enrolls  in  a  new  Evergreen  SIP  and  agrees  to  subsequent   monthly
      investments  of $50.  EIS will fund a $100 initial  investment  in Class A shares  of the  Evergreen  Funds for  employees  of First  Union  when the employee  enrolls in a new  Evergreen SIP through a CAP account and agrees to subsequent  monthly  investments  of $100. To be eligible for either of these  offers,  the  employee  must  open  an  account  with  First  Union
      Securities, Inc. to execute the transactions.  If the employee redeems his shares  within 12 months  after the month of  purchase,  EIS  reserves the right to reclaim its $50 or $100 initial  investment  from the  redemption proceeds.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods       Requirements
Call Us o Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or to speak with an Evergreen professional call 1-800-343-2898 between
                  8 a.m. and 6 p.m. Eastern time, on any business day.
o This service  must be  authorized  ahead of time,  and is only  available  for regular accounts.*
o                 All  authorized  requests  made before 4 p.m.  Eastern time on market  trading days will be  processed at that day's  closing price.  Requests  made  after  4 p.m.  will be  processed  the following business day.**
o        We can either:
                  - wire the proceeds into your bank account (service charges may apply)
                  - electronically  transmit the proceeds into your bank account via the Automated Clearing House service - mail you a check.
o                 All telephone calls are recorded and may be monitored for your protection.  We are not  responsible  for acting on  telephone orders we believe are genuine.
o        See "Exceptions: Redemption Requests That Require A Signature Guarantee"  below for requests that must be made in writing
                  with your signature guaranteed.                            Postal Service Address:              Overnight Address:
Write Us      o   You can mail a redemption request to:                             Evergreen Service Company, LLC Evergreen Service
Company, LLC
                                                    P.O. Box 2121                   200 Berkeley St.
                                                    Boston, MA  02106-9970          Boston, MA 02106-5034
o        Your letter of instructions must:
                  - list the Fund name and the account number
                  - indicate  the  number of shares or dollar  value you wish to redeem - be signed by the registered owner(s).
o        See "Exceptions: Redemption Requests That Require A Signature Guarantee"  below for requests that must be signature guaranteed.
o To redeem from an IRA or other retirement  account,  call  1-800-343-2898  for special instructions.
Redeem        Your o You may  also  redeem  your  shares  through  participating broker-dealers  by  delivering a letter as described  above to, or calling, your broker-
Shares in                  dealer.
Person        o   A fee may be charged for this service.
Systematic    o   You can transfer money automatically from your Fund account on a monthly or quarterly basis -- without redemption fees.
Withdrawal    o   The withdrawal can be mailed to you, or deposited directly into your bank account.
Plan (SWP)    o   The minimum is $75 per month.
o The  maximum is 1.00% of your  account  per month or 3.00% per  quarter.  o To enroll, call 1-800-343-2898 for instructions.
*     Once you have  authorized  either the  telephone  exchange  or  redemption service,  anyone  with a  Personal  Identification  Number  (PIN)  and the required  account  information  (including  your  broker)  can  request  a telephone  transaction in your account.  All calls are recorded and may be monitored for verification,  recordkeeping and quality-assurance purposes.
      The Evergreen Funds reserve the right to terminate the exchange  privilege of any shareholder who exceeds the listed maximum number of exchanges,  as well as to reject any large  dollar  exchange if placing it would,  in the judgment of the portfolio manager, adversely affect the price of the Fund.
**    The Fund's shares may be made available  through  financial  service firms which are also investment  dealers and which have a service agreement with
      EDI.  The Fund has  approved the  acceptance  of purchase  and  repurchase request  orders  effective  as of the time of  their  receipt  by  certain authorized financial intermediaries.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To  protect  you and the  Evergreen  Funds  against  fraud,  certain  redemption requests  must be made in writing with your  signature  guaranteed.  A signature guarantee can be obtained at most banks and securities  dealers. A notary public is not authorized to provide a signature guarantee.  The following circumstances require signature guarantees:
o        You are redeeming more than $50,000.
o You want the  proceeds  transmitted  into a bank  account  not  listed  on the account o You want the  proceeds  payable to anyone  other  than the  registered owner(s)  of the  account o Either  your  address  or the  address  of your bank account has been changed  within 30 days o The account is registered in the name of a fiduciary corporation or any other organization.
    In these cases, additional documentation is required:
    corporate accounts: certified copy of corporate resolution
    fiduciary accounts: copy of the power of attorney or other governing document         Who Can Provide A Signature
                                                                                          Guarantee:
                                                                                                   o Commercial Bank
                                                                                                   o Trust Company
                                                                                                   o Savings Association
                                                                                                   o Credit Union
                                                                                                   o Member of a U.S. stock exchange



OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same account name - automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption you may reestablish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the then current NAV and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC, provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC, will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

Retirement Plans
You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


OTHER FUND PRACTICES

The Fund may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not a prinicipal investment strategy, the Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and
Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and/or total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

                                      Notes

                                 Evergreen Funds


Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund


Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreeninvestments.com

                              QUICK REFERENCE GUIDE

1.       Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.       Investor Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.       Information Line for Hearing and Speech
     Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.       Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence


5.       For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

6.       Visit us on-line
     www.evergreeninvestments.com

7.       Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

     Confirmation Notices -- We send a confirmation of transactions, other than SIP and SWP transactions, you make within five days.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                           Evergreen Distributor, Inc.
                                  90 Park Avenue
                            New York, New York 10016
                                                       SEC File No.: 811-08363

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description                                            Location
-------   -----------                                            --------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(b)       By-laws (Amended and Restated)


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits 1 and 2
          of holders of the securities being registered          of Registrant's Pre-Effective Amendment No. 2
          are contained in the Declaration of Trust              Filed on November 17, 1997
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Form of Investment Advisory Agreement between the
          Registrant and Evergreen Investment Management
          Company, LLC (formerly known as Keystone Investment
          Management Company)

(d)(2)    Form of Sub-Advisory Agreement between Evergreen
          Investment Management Company, LLC and
          Tattersall Advisory Group, Inc.
          (Evergreen Select Balanced Fund)

(e)(1)    Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(e)(2)    Distribution Agreement Class A & C shares
          (Evergreen Select Strategic Growth Fund)

(e)(3)    Distribution Agreement Class B shares
          (Evergreen Select Strategic Growth Fund)

(f)       Deferred Compensation Plan

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 14
                                                                 Filed on October 26, 2000

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)       Consent of KPMG LLP                                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 14
                                                                 Filed on October 26, 2000
(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan Institutional                  Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998
(m)(2)    Distribution Plan Class A shares
          (Evergreen Select Strategic Growth Fund)

(m)(3)    Distribution Plan Class B shares
          (Evergreen Select Strategic Growth Fund)

(m)(4)    Distribution Plan for Class C shares
          (Evergreen Select Strategic Growth Fund)

(n)       Not applicable

(o)       Multiple Class Plan

(p)       Code of Ethics                                        Incorporated by reference to
                                                                Registrant's Post-Effective Amendment No. 14
                                                                Filed on October 26, 2000

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chief Executive Officer, President and
                                   Director, First Union Corporation and First
                                   Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC (formerly known as Keystone Investment Management Co.) is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Maryann Bruce                      President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Mangum, Sheehan and Dell are located at the follwoing address:
Evergreen Distributor Inc., 90 Park Avenue, New York, NY 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

    First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

    Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of May, 2001.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name:  Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of May, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number     Exhibit
-------    -------

(b)        By-Laws (Amended and Restated)


(d)(1) Form of Investment Advisory and Management Agreement between the Registrant and Keystone Investment Management Company (the predecesor to Evergreen Investment Management Company, LLC)

(d)(1) Form of Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc. (Evergreen Select Balanced Fund)

(e)(1)     Distribution Agreement Class A and C shares
           (Evergreen Select Strategic Growth Fund)

(e)(2)     Distribution Agreement Class B shares
           (Evergreen Select Strategic Growth Fund)

(f)        Deferred Compensation Plan

(m)(2)     Form of Distribution Plan for Class A Shares

(m)(3)     Form of Distribution Plan for Class B Shares

(m)(4)     Form of Distribution Plan for Class C Shares

(o)        Multiple Class Plan for the Evergreen Funds dated
           May 1, 2001